Submission	Aug. 28, 2024
Submission [Line Items]
Central Index Key	0000354707
Registrant Name	HAWAIIAN ELECTRIC INDUSTRIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES